Loans - Schedule of Long-Term Bank Loans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Bank Loans [Line Items]
Total	$ 2,150,371	$ 260,299
Less: Long-term bank loans - current	230,397
Long-term bank loans - non-current	1,919,974	260,299
March 19, 2024 to March 18, 2026 [Member] | Bank of Jiangsu [Member]
Schedule of Long-Term Bank Loans [Line Items]
Bank loans		260,299
April 18, 2025 to March 31, 2035 [Member] | The Kumamoto Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Bank loans	$ 2,150,371